PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 9. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consists of the following:

	June 30,	December 31,
	2019	2018
	(unaudited)
Buildings	$2,728,670	$2,733,242
Machinery and equipment	2,402,789	2,458,479
Furniture and office Equipment	569,603	538,281
Motor vehicles	392,596	393,254
Leasehold improvements	710,525	711,716
	6,804,183	6,834,972
Less: accumulated depreciation	(2,282,299)	(2,042,794)
	4,521,884	4,792,178
Add: construction in process	26,766,878	21,917,871
Property, plant and equipment, net	$31,288,762	$26,710,049

Depreciation expense for the six months ended June 30, 2019 and 2018 was $313,324 and $153,800 respectively.

Construction in progress represented the Company’s new factory and office building in Kaifeng, Henan Province and building improvement in Changzhou, Jiangsu Province. The main construction work of factory and office building in Kaifeng were completed in the second quarter of 2018 and it is expected to be placed in service in the third quarter of 2019 when the work on the interior of the building are completed.

The Company has not obtained all required construction permits in accordance with Article 64 of the Urban and Rural Planning Law in China, however, the Company has received a waiver letter from local government that the Company would be not subject to any penalty for the construction.

As of June 30, 2019, one floor of the office in Changzhou Jufeel, which was recorded in buildings with the carrying value of $1,404,840 was pledged against a credit facility from Jiangnan Rural Commercial Bank (see Note 12).

Property, plant and equipment consists of the following:

	December 31,	December 31,
	2018	2017

Buildings	$2,733,242	$-
Machinery and equipment	2,458,479	1,483,519
Furniture and office Equipment	538,281	471,197
Motor vehicles	393,254	385,665
Leasehold improvements	711,716	276,569
	6,834,972	2,616,950
Less: accumulated depreciation	(2,042,794)	(1,822,942)
	4,792,178	794,008
Add: construction in process	21,917,871	12,364,717
Property, plant and equipment, net	$26,710,049	$13,158,725

Depreciation expense for the years ended December 31, 2018 and 2017 was $379,372 and $125,519 respectively.

Construction in progress represented the Companys new factory and office building in Kaifeng, Henan Province and building improvement in Changzhou, Jiangsu Province. The main construction work of factory and office building in Kaifeng were completed in the second quarter of 2018 with main construction cost of approximately$17.5 million and it is expected to be placed in service in the second quarter of 2019 when the work on the interior of the building are completed (see Note 22).

The Company has not obtained all required construction permits in accordance with Article 64 of the Urban and Rural Planning Law in China, however, the Company has received a waiver letter from local government that the Company would be not subject to any penalty for the construction.

As of December 31, 2018, one floor of the office in Changzhou Jufeel, which was recorded in buildings with the carrying value of $1,404,840 was pledged against a credit facility from Jiangnan Rural Commercial Bank (see Note 15).